Post-employment Benefits - Funded status (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment pension plans.
Unfunded status of the plan assets	$ 733,049	$ 771,468	$ 1,913,680
Pensions
Post-employment pension plans.
Unfunded status of the plan assets	243,131	267,345
Seniority Premiums
Post-employment pension plans.
Unfunded status of the plan assets	$ 489,918	$ 504,123